JPMorgan Active Small Cap Value ETF
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.6%
Aerospace & Defense — 0.9%
Cadre Holdings, Inc.	1,674	44,612
Moog, Inc., Class A	443	50,042
		94,654
Automobile Components — 0.8%
Atmus Filtration Technologies, Inc. *	1,700	35,445
Patrick Industries, Inc.	685	51,416
		86,861
Banks — 14.0%
BancFirst Corp.	525	45,533
Camden National Corp.	1,849	52,179
City Holding Co.	827	74,719
Columbia Banking System, Inc.	5,237	106,311
First Busey Corp.	5,922	113,821
First Commonwealth Financial Corp.	6,275	76,618
First Merchants Corp.	3,080	85,686
Heritage Commerce Corp.	9,414	79,737
Independent Bank Corp.	1,540	75,599
Independent Bank Corp.	6,527	119,705
Lakeland Bancorp, Inc.	5,135	64,804
Old National Bancorp	8,486	123,386
Premier Financial Corp.	4,022	68,615
QCR Holdings, Inc.	560	27,171
Simmons First National Corp., Class A	3,779	64,092
SouthState Corp.	1,893	127,512
TriCo Bancshares	2,635	84,399
WSFS Financial Corp.	2,948	107,602
		1,497,489
Beverages — 1.1%
Primo Water Corp.	8,299	114,526
Building Products — 4.0%
AZZ, Inc.	2,262	103,102
CSW Industrials, Inc.	593	103,917
Hayward Holdings, Inc. *	8,257	116,424
UFP Industries, Inc.	1,057	108,237
		431,680
Capital Markets — 3.0%
Donnelley Financial Solutions, Inc. *	1,400	78,792
Hamilton Lane, Inc., Class A	485	43,864
LPL Financial Holdings, Inc.	428	101,714
Virtus Investment Partners, Inc.	462	93,319
		317,689
Chemicals — 5.3%
Chase Corp.	1,002	127,485
Hawkins, Inc.	1,640	96,514
HB Fuller Co.	2,040	139,964

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Innospec, Inc.	1,112	113,646
Stepan Co.	1,112	83,367
		560,976
Communications Equipment — 0.4%
Viavi Solutions, Inc. *	4,493	41,066
Construction & Engineering — 1.0%
Comfort Systems USA, Inc.	653	111,278
Electric Utilities — 0.8%
Portland General Electric Co.	2,088	84,522
Electronic Equipment, Instruments & Components — 4.6%
Fabrinet (Thailand) *	303	50,486
Insight Enterprises, Inc. *	482	70,131
Knowles Corp. *	5,827	86,298
Plexus Corp. *	798	74,198
TTM Technologies, Inc. *	8,699	112,043
Vishay Intertechnology, Inc.	3,921	96,927
		490,083
Energy Equipment & Services — 3.3%
Cactus, Inc., Class A	1,410	70,796
ChampionX Corp.	4,108	146,327
Noble Corp. plc	525	26,591
RPC, Inc.	9,200	82,248
Weatherford International plc *	285	25,744
		351,706
Financial Services — 2.3%
PennyMac Financial Services, Inc.	1,582	105,361
Radian Group, Inc.	5,471	137,377
		242,738
Food Products — 2.0%
Flowers Foods, Inc.	3,081	68,336
Hostess Brands, Inc. *	4,267	142,134
		210,470
Gas Utilities — 2.1%
Chesapeake Utilities Corp.	685	66,959
ONE Gas, Inc.	1,762	120,309
Southwest Gas Holdings, Inc.	685	41,381
		228,649
Ground Transportation — 1.0%
Marten Transport Ltd.	5,290	104,266
Health Care Equipment & Supplies — 0.8%
Utah Medical Products, Inc.	941	80,926
Health Care Providers & Services — 4.2%
Encompass Health Corp.	2,652	178,109

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Ensign Group, Inc. (The)	1,027	95,439
Patterson Cos., Inc.	5,916	175,350
		448,898
Health Care REITs — 0.9%
CareTrust REIT, Inc.	4,450	91,225
Hotel & Resort REITs — 1.0%
RLJ Lodging Trust	5,235	51,251
Sunstone Hotel Investors, Inc.	5,566	52,042
		103,293
Hotels, Restaurants & Leisure — 1.8%
Bloomin' Brands, Inc.	2,312	56,852
Everi Holdings, Inc. *	6,790	89,764
Jack in the Box, Inc.	585	40,400
		187,016
Household Durables — 1.7%
La-Z-Boy, Inc.	1,884	58,178
M/I Homes, Inc. *	856	71,938
MDC Holdings, Inc.	1,199	49,435
		179,551
Industrial REITs — 1.4%
Plymouth Industrial REIT, Inc.	3,424	71,733
Terreno Realty Corp.	1,436	81,565
		153,298
Insurance — 3.7%
Safety Insurance Group, Inc.	2,027	138,221
Selective Insurance Group, Inc.	2,534	261,433
		399,654
Interactive Media & Services — 1.7%
IAC, Inc. *	1,944	97,958
TripAdvisor, Inc. *	5,002	82,933
		180,891
Life Sciences Tools & Services — 0.4%
Fortrea Holdings, Inc. *	1,675	47,888
Machinery — 5.6%
Alamo Group, Inc.	647	111,840
Douglas Dynamics, Inc.	1,424	42,976
EnPro Industries, Inc.	370	44,840
Kadant, Inc.	499	112,550
Lincoln Electric Holdings, Inc.	513	93,258
Mueller Industries, Inc.	1,123	84,405
Watts Water Technologies, Inc., Class A	612	105,766
		595,635

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — 1.6%
Cable One, Inc.	144	88,652
John Wiley & Sons, Inc., Class A	2,301	85,528
		174,180
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Corp.	4,457	45,729
Multi-Utilities — 0.7%
Unitil Corp.	1,780	76,024
Office REITs — 1.7%
Equity Commonwealth	6,446	118,413
Highwoods Properties, Inc.	3,054	62,943
		181,356
Oil, Gas & Consumable Fuels — 6.2%
Chord Energy Corp.	1,110	179,898
CNX Resources Corp. *	3,487	78,736
Equitrans Midstream Corp.	7,600	71,212
Magnolia Oil & Gas Corp., Class A	5,975	136,887
Matador Resources Co.	3,187	189,563
		656,296
Personal Care Products — 1.7%
Edgewell Personal Care Co.	2,824	104,375
Inter Parfums, Inc.	585	78,589
		182,964
Pharmaceuticals — 0.6%
Prestige Consumer Healthcare, Inc. *	1,105	63,195
Professional Services — 0.7%
ASGN, Inc. *	941	76,861
Residential REITs — 1.2%
American Homes 4 Rent, Class A	2,055	69,233
Centerspace	1,027	61,887
		131,120
Retail REITs — 2.3%
Agree Realty Corp.	2,395	132,300
Kite Realty Group Trust	5,134	109,970
		242,270
Semiconductors & Semiconductor Equipment — 2.3%
Amkor Technology, Inc.	3,789	85,631
Cohu, Inc. *	2,054	70,740
Synaptics, Inc. *	995	88,993
		245,364
Specialty Retail — 1.7%
Group 1 Automotive, Inc.	450	120,920
Urban Outfitters, Inc. *	2,015	65,870
		186,790

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 2.7%
Kontoor Brands, Inc.	2,052	90,103
Movado Group, Inc.	1,627	44,498
Oxford Industries, Inc.	599	57,582
Steven Madden Ltd.	3,115	98,964
		291,147
Trading Companies & Distributors — 3.1%
Applied Industrial Technologies, Inc.	747	115,493
Beacon Roofing Supply, Inc. *	1,382	106,649
McGrath RentCorp	1,099	110,164
		332,306
Water Utilities — 0.9%
American States Water Co.	1,178	92,685
Total Common Stocks (Cost $10,707,466)		10,415,215
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b) (Cost $273,282)	273,282	273,282
Total Investments — 100.2% (Cost $10,980,748)		10,688,497
Liabilities in Excess of Other Assets — (0.2)%		(20,163)
NET ASSETS — 100.0%		10,668,334

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,688,497	$—	$—	$10,688,497

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$278,027	$674,454	$679,199	$—	$—	$273,282	273,282	$4,284	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.